UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2907

WADDELL & REED ADVISORS HIGH INCOME FUND, INC.
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(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas 66202-4200
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(Address of Principal Executive Office) (Zip Code)

Kristen A. Richards, 6300 Lamar Avenue, Overland Park, Kansas 66202-4200
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(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2006 to June 30, 2007

WADDELL & REED ADVISORS
HIGH INCOME FUND, INC.

Proxy Voting Record

Vote Summary Report
Jul 01, 2006 - Sep 30, 2006

28 W&R Advisors High Income

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

08/25/06 - WC	AirGate PCS, Inc.		009367AF0		08/07/06	1,250,000
	1	PROPOSED AMENDMENT	None			Mgmt
		Not voted due to shareblocking restriction. The potential impact on trading/loan share activities would outweigh the economic value of the vote.

08/25/06 - WC	Alamosa (Delaware), Inc.		011588AH3		08/07/06	6,700,000
	1	PROPOSAL AMENDMENT	None			Mgmt
		Not voted due to shareblocking restriction. The potential impact on trading/loan share activities would outweigh the economic value of the vote.

Vote Summary Report
Jan 01, 2007 - Mar 31, 2007

28 W&R Advisors High Income

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

01/05/07 - WC	* Anvil Holdings	037344702			11/28/06	135,092
	1	PLAN OF REORGANIZATION	For	For		Mgmt

Vote Summary Report
Apr 01, 2007 - Jun 30, 2007

28 W&R Advisors High Income

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

05/15/07 - A	Diamond Offshore Drilling, Inc. *DO*	25271C102			03/20/07		13,900
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director James S. Tisch --- For
2.6a
	1.2	Elect Director Lawrence R. Dickerson --- For
2.6a
	1.3	Elect Director Alan R. Batkin --- For
2.6a
	1.4	Elect Director John R. Bolton --- For
2.6a
	1.5	Elect Director Charles L. Fabrikant --- Withhold
2.6b < 75% attendance
	1.6	Elect Director Paul G. Gaffney, II --- For
2.6a
	1.7	Elect Director Herbert C. Hofmann --- For
2.6a
	1.8	Elect Director Arthur L. Rebell --- For
2.6a
	1.9	Elect Director Raymond S. Troubh --- For
2.6a
	2	Approve Executive Incentive Bonus Plan	For	For			Mgmt
4.1
	3	Ratify Auditors	For	For			Mgmt
3.1a

05/16/07 - A	Dresser-Rand Group Inc. *DRC*	261608103			03/30/07		79,000
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director William E. Macaulay --- For
Item 2.6a
	1.2	Elect Director Jean-Paul Vettier --- For
Item 2.6a
	1.3	Elect Director Vincent R. Volpe Jr. --- For
Item 2.6a
	1.4	Elect Director Michael L. Underwood --- For
Item 2.6a
	1.5	Elect Director Philip R, Roth --- For
Item 2.6a
	1.6	Elect Director Louis A. Raspino --- For
Item 2.6a
	1.7	Elect Director Rita V. Foley --- For
Item 2.6a
	1.8	Elect Director Joseph C. Winkler --- For
Item 2.6a
	2	Ratify Auditors	For	For			Mgmt
Item 3.1a

05/24/07 - A	Elan Corporation Plc	284131208			04/09/07		185,500
Meeting for Holders of ADRs
	1	TO RECEIVE AND CONSIDER THE FINANCIAL STATEMENTS FOR THE YEAR ENDED DECEMBER 31, 2006 TOGETHER WITH THE REPORTS OF THE DIRECTORS AND AUDITORS THEREON.	For	For			Mgmt
3.24
	2	TO RE-ELECT MR. LAURENCE CROWLEY WHO RETIRES FROM THE BOARD IN ACCORDANCE WITH THE COMBINED CODE.	For	For			Mgmt
2.6a
	3	TO RE-ELECT MR. KYRAN MCLAUGHLIN WHO RETIRES FROM THE BOARD BY ROTATION IN ACCORDANCE WITH THE ARTICLES OF ASSOCIATION.	For	For			Mgmt
2.6a
	4	TO RE-ELECT DR. DENNIS SELKOE WHO RETIRES FROM THE BOARD BY ROTATION IN ACCORDANCE WITH THE ARTICLES OF ASSOCIATION.	For	For			Mgmt
2.6a
	5	TO ELECT MR. WILLIAM ROHN WHO RETIRES FROM THE BOARD IN ACCORDANCE WITH THE ARTICLES OF ASSOCIATION.	For	For			Mgmt
2.6a
	6	TO AUTHORISE THE DIRECTORS TO FIX THE REMUNERATION OF THE AUDITORS.	For	For			Mgmt
3.1a
	7	TO AUTHORISE THE DIRECTORS TO ISSUE SECURITIES.	For	Against			Mgmt
3.9a
	8	TO AUTHORISE THE DISAPPLICATION OF PRE-EMPTION RIGHTS ON THE ALLOTMENT OF UP TO 40 MILLION SHARES FOR CASH.	For	For			Mgmt
3.9b
	9	TO AUTHORISE THE COMPANY TO MAKE MARKET PURCHASES OF ITS OWN SHARES.	For	For			Mgmt
3.21a
	10	TO SET THE RE-ISSUE PRICE RANGE FOR TREASURY SHARES.	For	For			Mgmt
99

05/07/07 - A	Goodman Global, Inc *GGL*	38239A100			03/30/07		21
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director John B. Goodman --- For
Item 2.6a
	1.2	Elect Director David W. Oskin --- For
Item 2.6a
	1.3	Elect Director James H. Schultz --- For
Item 2.6a
	2	Other Business	For	Against			Mgmt
Item 7.7a

05/17/07 - A	Hertz Global Holdings Inc. *HTZ*	42805T105			04/02/07		130,250
	1	Elect Director Barry H. Beracha	For	For			Mgmt
Item 2.6a
	2	Elect Director Brian A. Bersanek	For	For			Mgmt
Item 2.6a
	3	Elect Director Robert F. End	For	For			Mgmt
Item 2.6a
	4	Elect Director George W. Tamke	For	For			Mgmt
Item 2.6a
	5	Ratify Auditors	For	For			Mgmt
Item 3.1a

05/24/07 - A	Hilton Hotels Corp. *HLT*	432848109			03/29/07		60,000
	1	Elect Director A. Steven Crown	For	For			Mgmt
2.6a
	2	Elect Director John H. Myers	For	For			Mgmt
2.6a
	3	Elect Director Donna F. Tuttle	For	For			Mgmt
2.6a
	4	Ratify Auditors	For	For			Mgmt
3.1a
	5	Separate Chairman and CEO Positions	Against	For			ShrHoldr
2.12

05/17/07 - A	Host Hotels & Resorts, Inc. *HST*	44107P104			03/29/07		60,000
	1	Elect Director Roberts M. Baylis	For	For			Mgmt
Item 2.6a
	2	Elect Director Terence C. Golden	For	For			Mgmt
Item 2.6a
	3	Elect Director Ann M. Korologos	For	For			Mgmt
Item 2.6a
	4	Elect Director Richard E. Marriott	For	For			Mgmt
Item 2.6a
	5	Elect Director Judith A. Mchale	For	For			Mgmt
Item 2.6a
	6	Elect Director John B. Morse Jr	For	For			Mgmt
Item 2.6a
	7	Elect Director Christopher J. Nassetta	For	For			Mgmt
Item 2.6a
	8	Ratify Auditors	For	For			Mgmt
Item 3.1a

05/08/07 - A	Pinnacle Entertainment, Inc. *PNK*	723456109			03/12/07		103,000
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Daniel R. Lee --- For
Item 2.6a
	1.2	Elect Director John V. Giovenco --- For
Item 2.6a
	1.3	Elect Director Richard J. Goeglein --- For
Item 2.6a
	1.4	Elect Director Ellis Landau --- For
Item 2.6a
	1.5	Elect Director Bruce A. Leslie --- For
Item 2.6a
	1.6	Elect Director James L. Martineau --- For
Item 2.6a
	1.7	Elect Director Michael Ornest --- For
Item 2.6a
	1.8	Elect Director Lynn P. Reitnouer --- For
Item 2.6a
	2	Ratify Auditors	For	For			Mgmt
Item 3.1a

05/24/07 - A	Starwood Hotels & Resorts Worldwide, Inc. *HOT*	85590A401			03/21/07		30,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Bruce W. Duncan --- For
2.6a
	1.2	Elect Director Adam Aron --- For
2.6a
	1.3	Elect Director Charlene Barshefsky --- For
2.6a
	1.4	Elect Director Jean-Marc Chapus --- Withhold
2.6b
	1.5	Elect Director Lizanne Galbreath --- For
2.6a
	1.6	Elect Director Eric Hippeau --- For
2.6a
	1.7	Elect Director Stephen R. Quazzo --- For
2.6a
	1.8	Elect Director Thomas O. Ryder --- For
2.6a
	1.9	Elect Director Kneeland C. Youngblood --- For
2.6a
	2	Ratify Auditors	For	For			Mgmt
3.1a
	3	Amend and Restatement of Charter	For	For			Mgmt
3.23c

06/12/07 - A	Yahoo!, Inc. *YHOO*	984332106			04/16/07		40,000
	1	Elect Director Terry S. Semel	For	For			Mgmt
2.6a
	2	Elect Director Jerry Yang	For	For			Mgmt
2.6a
	3	Elect Director Roy J. Bostock	For	For			Mgmt
2.6a
	4	Elect Director Ronald W. Burkle	For	For			Mgmt
2.6a
	5	Elect Director Eric Hippeau	For	For			Mgmt
2.6a
	6	Elect Director Vyomesh Joshi	For	For			Mgmt
2.6a
	7	Elect Director Arthur H. Kern	For	For			Mgmt
2.6a
	8	Elect Director Robert A. Kotick	For	For			Mgmt
2.6a
	9	Elect Director Edward R. Kozel	For	For			Mgmt
2.6a
	10	Elect Director Gary L. Wilson	For	For			Mgmt
2.6a
	11	Amend Omnibus Stock Plan	For	For			Mgmt
4.1
	12	Amend Qualified Employee Stock Purchase Plan	For	For			Mgmt
4.3b
	13	Ratify Auditors	For	For			Mgmt
3.1a
	14	Pay For Superior Performance	Against	Against			ShrHoldr
4.1
	15	Adopt Policies to Protect Freedom of Access to the Internet	Against	Against			ShrHoldr
5.4
	16	Amend Bylaws to Establish a Board Committee on Human Rights	Against	Against			ShrHoldr
99

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS HIGH INCOME FUND, INC.
(Registrant)
By:	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: August 31, 2007

By:	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: August 31, 2007